MFS(R) Mutual Funds
SEMIANNUAL REPORT 2/28/03

MFS(R) RESEARCH INTERNATIONAL FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) RESEARCH INTERNATIONAL FUND

A CORE INTERNATIONAL FUND COMPRISED OF OUR
ANALYSTS' "BEST IDEAS"

Managed by a team of MFS international equity analysts, all contributing their best ideas to the portfolio. The fund is designed to be a core international holding since it is a broadly diversified portfolio with flexibility to invest across regions, sectors and market capitalizations.

The fund seeks capital appreciation.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              17
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     35
----------------------------------------------------
TRUSTEES AND OFFICERS                             43
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      45
----------------------------------------------------
CONTACT INFORMATION                               46
----------------------------------------------------
ASSET ALLOCATION                                  47

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT             NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some people are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and unsure, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, the first Gulf War, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM

We would also argue that much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-March, a U.S. and U.K.-led war in Iraq has just commenced. There is no way of knowing what political and economic changes may occur by the time this message reaches you. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    March 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

Declining earnings estimates, falling revenues, continuing corporate scandals, and increasing concerns about war with Iraq all marred stock market performance during the beginning of the period. However, improving economic news and earnings announcements that were not disappointing sparked investor hopes and led to a global stock market rally in the fall. The rally proved to be short-lived and earlier investor fears resurfaced as geopolitical concerns escalated and overshadowed modest signs of economic recovery.

A DEFENSIVE STRATEGY

In such an unsettled investment environment, our analysts found what they believed were the best opportunities among defensive companies that generated strong cash flows and had solid balance sheets. We favored companies that were

o cutting costs

o buying back their stock and/or retiring outstanding bonds

o paying good dividends

The fund's defensive positioning, in our view, proved to have been a good decision, especially when stock prices retreated during the last three months of the period.

-----------------------------------
OUR ANALYSTS HAVE FOUND INVESTMENT
OPPORTUNITIES IN STEADY REVENUE
PRODUCING COMPANIES
-----------------------------------

Consumer staples, utilities, and financial stocks were the best-performing industry sectors for the fund during the period. Of these, consumer staples stocks were our most successful investments. Companies in this group provide products that people use daily, regardless of the economic climate. Korean tobacco company KT&G has roughly a 75% market share in a country that has the highest per capita tobacco consumption in the world. Japanese diaper company Uni-charm has a large and growing share of the Japanese market. Dutch household products company Unilever owns popular brand-name products such as Ben & Jerry's ice cream and Dove soap.

In the utilities group, two companies were standouts - the Chinese electric utility Huaneng Power and a Japanese natural gas company, Tokyo Gas. Huaneng supplies power to the rapidly expanding Chinese market, and it is buying pieces of the state-controlled electric company that is being broken up. Our research indicated that the company's stock was attractively priced and had growing revenues. Tokyo Gas is experiencing increased demand for its product. Additionally, the company's stock price got a strong boost when its main competitor, Tokyo Electric (which the fund did not own), was forced to close its nuclear plant and buy gas from Tokyo Gas to keep its turbines running.

Financial companies, particularly strong retail banks, made positive contributions to fund performance. We avoided Japanese banks because of deep-rooted problems in that group and German banks because of their non-performing loans and exposure to European stock markets. Instead, our analysts were attracted to banks that lend to consumers and corporations. Forenings Spar Bank is a Swedish bank that had generated good earnings and we felt was attractively priced. We sold the stock when it reached our performance target. Austrian Erste Bank had good fundamentals, was priced significantly below its peers, and experienced strong earnings growth from its Eastern European operations. Toward the end of the period, we started to pare back our bank positions because we were concerned about the firm's debt levels and the impact of economic weakness on the banking industry.

DETRACTORS FROM PERFORMANCE

Unfortunately, we owned a number of health care stocks that hurt the fund's investment performance. Jomed, a Swiss medical stent manufacturer, announced that the company had significant losses instead of previously reported profits. Although we had only a small position in the stock, which we sold, it had a negative impact on performance. The stock of French pharmaceutical company Aventis declined because of potential competition for its allergy medication, Allegra.

A few information technology companies also detracted from fund performance for the period. The stock of British videoconferencing company Tandberg sank when the company announced that earnings growth had slowed substantially because of lower demand and was subsequently sold from the portfolio. Throughout the period, the information technology group continued to struggle with competitive pricing pressures, weak demand, and too much idle production capacity.

OPPORTUNITIES AND A CAUTIOUS OUTLOOK

Our analysts have found investment opportunities in steady revenue-producing companies such as basic materials and consumer staples. We are still attracted to pharmaceuticals, despite the declines the group has experienced over the past six months. In our view, investor concerns are now factored into the stock prices of these companies.

Even though we see some improvement in corporate earnings and accommodative monetary policies designed to foster economic growth worldwide, we are still cautious. We intend to keep the fund defensively positioned as long as there is continued uncertainty in the global markets.

/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

The committee of MFS international equity research analysts is responsible for the day-to-day management of the fund under the general supervision of Mr. Antonelli.

The portfolio is actively managed, and current holdings may be different.


The opinions expressed in this report are those of the Director of Global Equity Research and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 2/28/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                      Class
     Share          inception
     class            date             6-mo            1-yr          3-yr          5-yr          Life(1)
-----------------------------------------------------------------------------------------------------------
       A             1/2/97             --              -14.27%       -15.41%         -0.74%          2.48%
-----------------------------------------------------------------------------------------------------------
       B             1/2/98             --              -14.84%       -15.98%         -1.34%          1.96%
-----------------------------------------------------------------------------------------------------------
       C             1/2/98             --              -14.77%       -15.94%         -1.36%          1.96%
-----------------------------------------------------------------------------------------------------------
       I             1/2/97             --              -14.00%       -15.13%         -0.37%          2.81%
-----------------------------------------------------------------------------------------------------------
       R            12/31/02            --              -14.27%       -15.41%         -0.74%          2.48%
-----------------------------------------------------------------------------------------------------------
      529A           7/31/02            --              -14.36%       -15.44%         -0.76%          2.46%
-----------------------------------------------------------------------------------------------------------
      529B           7/31/02            --              -14.73%       -15.56%         -0.85%          2.39%
-----------------------------------------------------------------------------------------------------------
      529C           7/31/02            --              -14.75%       -15.56%         -0.85%          2.39%
-----------------------------------------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

-----------------------------------------------------------------------------------------------------------
       A                                --              -19.20%       -17.06%         -1.91%          1.50%
-----------------------------------------------------------------------------------------------------------
       B                                --              -18.24%       -16.80%         -1.71%          1.96%
-----------------------------------------------------------------------------------------------------------
       C                                --              -15.63%       -15.94%         -1.36%          1.96%
-----------------------------------------------------------------------------------------------------------
      529A                              --              -19.29%       -17.09%         -1.93%          1.48%
-----------------------------------------------------------------------------------------------------------
      529B                              --              -18.07%       -16.36%         -1.21%          2.39%
-----------------------------------------------------------------------------------------------------------
      529C                              --              -15.58%       -15.56%         -0.85%          2.39%
-----------------------------------------------------------------------------------------------------------

----------------------
Cumulative without
sales charge
----------------------

     Share
     class                             6-mo            1-yr          3-yr          5-yr          Life(1)
-----------------------------------------------------------------------------------------------------------
       A                              -9.74%            -14.27%       -39.46%         -3.64%         16.29%
-----------------------------------------------------------------------------------------------------------
       B                             -10.15%            -14.84%       -40.68%         -6.52%         12.71%
-----------------------------------------------------------------------------------------------------------
       C                             -10.08%            -14.77%       -40.61%         -6.61%         12.71%
-----------------------------------------------------------------------------------------------------------
       I                              -9.68%            -14.00%       -38.87%         -1.84%         18.57%
-----------------------------------------------------------------------------------------------------------
       R                              -9.74%            -14.27%       -39.46%         -3.64%         16.29%
-----------------------------------------------------------------------------------------------------------
      529A                            -9.83%            -14.36%       -39.53%         -3.74%         16.17%
-----------------------------------------------------------------------------------------------------------
      529B                           -10.25%            -14.73%       -39.79%         -4.16%         15.67%
-----------------------------------------------------------------------------------------------------------
      529C                           -10.27%            -14.75%       -39.80%         -4.18%         15.65%
-----------------------------------------------------------------------------------------------------------

----------------------
Average Annual
----------------------

Comparative indices

-----------------------------------------------------------------------------------------------------------
Average international
fund(2)                              -11.84%            -19.05%       -19.66%         -5.59%         -2.36%
-----------------------------------------------------------------------------------------------------------
MSCI EAFE Index(3)                   -10.97%            -17.18%       -17.74%         -5.93%         -2.84%
-----------------------------------------------------------------------------------------------------------


Periods less than one year are actual, not annualized.

(1) For the period from the commencement of the fund's investment operations, January 2, 1997, through
    February 28, 2003.
(2) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(3) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX - A commonly used measure of the international stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C and 529C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors. Class R shares ("R") have no initial sales charge or CDSC and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a single or limited number of countries and is more susceptible to adverse economic, political or regulatory developments affecting those countries than a portfolio that invests more broadly.

These risks may increase share price volatility. Please see the prospectus for details.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 2/28/03
--------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 95.2%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
--------------------------------------------------------------------------------------------------
Foreign Stocks - 94.8%
--------------------------------------------------------------------------------------------------
Australia - 1.8%
--------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd. (Banks &
Credit Cos.)(1)                                                       495,610           $4,944,597
--------------------------------------------------------------------------------------------------
John Fairfax Holdings, Ltd. (Printing & Publishing)                   765,200            1,371,559
--------------------------------------------------------------------------------------------------
News Corp., Ltd. (Media)(1)                                           559,433            3,463,697
--------------------------------------------------------------------------------------------------
                                                                                        $9,779,853
--------------------------------------------------------------------------------------------------
Austria - 0.3%
--------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks &
Credit Cos.)                                                           20,800           $1,392,043
--------------------------------------------------------------------------------------------------

Belgium - 0.9%
--------------------------------------------------------------------------------------------------
Fortis (Banks & Credit Cos.)                                            6,470              $88,553
--------------------------------------------------------------------------------------------------
Fortis AG (Banks & Credit Cos.)*                                      332,920            4,563,782
--------------------------------------------------------------------------------------------------
                                                                                        $4,652,335
--------------------------------------------------------------------------------------------------
Canada - 1.9%
--------------------------------------------------------------------------------------------------
Bank Nova Scotia (Banks & Credit Cos.)                                 68,490           $2,424,690
--------------------------------------------------------------------------------------------------
Encana Corp. (Utilities - Gas)                                        245,180            8,015,500
--------------------------------------------------------------------------------------------------
                                                                                       $10,440,190
--------------------------------------------------------------------------------------------------
China - 1.5%
--------------------------------------------------------------------------------------------------
China Oilfield Services, Ltd. (Oil Services)(1)                     7,178,000           $1,785,641
--------------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Utilities - Electric)            4,425,000            3,943,547
--------------------------------------------------------------------------------------------------
TCL International Holdings, Ltd. (Consumer Products)                9,095,300            2,361,734
--------------------------------------------------------------------------------------------------
                                                                                        $8,090,922
--------------------------------------------------------------------------------------------------
Denmark - 1.3%
--------------------------------------------------------------------------------------------------
Danske Bank (Banks & Credit Cos.)                                     456,350           $7,187,396
--------------------------------------------------------------------------------------------------

France - 8.2%
--------------------------------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                                        129,690           $5,888,380
--------------------------------------------------------------------------------------------------
Carrefour S.A. (Supermarket)                                          146,330            5,543,150
--------------------------------------------------------------------------------------------------
Generale de Sante (Healthcare)(1)                                     220,095            2,229,646
--------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Gas)                                               38,800            4,980,138
--------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Medical & Health Products)                    173,242            9,264,198
--------------------------------------------------------------------------------------------------
Schneider Electric (Machinery)                                         91,046            3,960,134
--------------------------------------------------------------------------------------------------
Societe Television Francaise 1 (Media)                                 66,445           $1,519,517
--------------------------------------------------------------------------------------------------
Total Fina Elf S.A., "B" (Oils)                                        82,893           10,952,322
--------------------------------------------------------------------------------------------------
                                                                                       $44,337,485
--------------------------------------------------------------------------------------------------
Germany - 4.8%
--------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                              243,870           $6,833,286
--------------------------------------------------------------------------------------------------
Celanese AG (Chemicals)                                               114,514            2,279,415
--------------------------------------------------------------------------------------------------
Fresenius Medical Care AG (Medical & Health Products)                 134,828            4,142,621
--------------------------------------------------------------------------------------------------
Linde AG (Conglomerates)                                              153,784            4,406,841
--------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                16,303            5,263,895
--------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                          38,080            1,424,458
--------------------------------------------------------------------------------------------------
Stada Arzneimittel AG (Pharmaceuticals)                                28,600            1,381,760
--------------------------------------------------------------------------------------------------
                                                                                       $25,732,276
--------------------------------------------------------------------------------------------------
Hong Kong - 0.9%
--------------------------------------------------------------------------------------------------
CNOOC Ltd. (Oils)                                                   1,701,000           $2,388,402
--------------------------------------------------------------------------------------------------
SmarTone Telecommunications Holdings, Ltd.
(Telecommunications - Wireless)                                     2,007,500            2,213,823
--------------------------------------------------------------------------------------------------
                                                                                        $4,602,225
--------------------------------------------------------------------------------------------------
Ireland - 2.4%
--------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC (Banks & Credit Cos.)                      205,500           $1,375,452
--------------------------------------------------------------------------------------------------
Bank of Ireland (Banks & Credit Cos.)                                 821,030            9,069,446
--------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Financial Institutions)                   242,870            2,381,843
--------------------------------------------------------------------------------------------------
                                                                                       $12,826,741
--------------------------------------------------------------------------------------------------
Japan - 19.5%
--------------------------------------------------------------------------------------------------
Brother Industries, Ltd. (Electronics)                              1,617,000           $9,754,810
--------------------------------------------------------------------------------------------------
Canon, Inc. (Business Machines)                                       196,000            7,081,140
--------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd. (Banks & Credit  Cos.)                        360,400            6,434,081
--------------------------------------------------------------------------------------------------
Fanuc, Ltd. (Manufacturing)                                           123,300            5,372,663
--------------------------------------------------------------------------------------------------
Fast Retailing Co. (Retail)                                           164,200            4,376,259
--------------------------------------------------------------------------------------------------
Fujikura, Ltd. (Electronics)                                          611,000            1,535,384
--------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automotive)                                    264,200            9,656,858
--------------------------------------------------------------------------------------------------
Namco, Ltd. (Leisure)                                                 230,300            3,682,773
--------------------------------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd. (Manufacturing)                       417,000            4,674,888
--------------------------------------------------------------------------------------------------
Nissan Motor Co. (Automotive)                                         803,600            6,030,909
--------------------------------------------------------------------------------------------------
Shiseido Co., Ltd. (Consumer Products)                                736,000            8,537,575
--------------------------------------------------------------------------------------------------
Sompo Japan Insurance, Inc. (Insurance - Property &
Casualty)                                                             799,000            3,954,776
--------------------------------------------------------------------------------------------------
Sony Corp. (Electronics)                                               53,600           $2,036,247
--------------------------------------------------------------------------------------------------
Sony Corp., ADR (Electronics)                                          77,900            2,957,863
--------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Electronics)                              617,000            7,621,795
--------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Gas)                                           4,427,000           13,409,476
--------------------------------------------------------------------------------------------------
Uni-charm Corp. (Forest & Paper Products)                             201,500            7,654,920
--------------------------------------------------------------------------------------------------
                                                                                      $104,772,417
--------------------------------------------------------------------------------------------------
Mexico - 1.0%
--------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Telecommunications)                  191,050           $2,636,490
--------------------------------------------------------------------------------------------------
Coca-Cola Femsa S.A., ADR (Food & Beverage Products)                  151,630            2,742,987
--------------------------------------------------------------------------------------------------
                                                                                        $5,379,477
--------------------------------------------------------------------------------------------------
Netherlands - 6.0%
--------------------------------------------------------------------------------------------------
Fugro N.V. (Engineering - Construction)(1)                             75,162           $2,632,568
--------------------------------------------------------------------------------------------------
Koninklijke KPN N.V. (Telecommunications)                           1,149,150            7,616,400
--------------------------------------------------------------------------------------------------
Koninklijke Philips Electronics N.V. (Electronics)                    342,860            5,719,864
--------------------------------------------------------------------------------------------------
Unilever N.V. (Consumer Goods & Services)                             204,230           11,577,190
--------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)(1)                                   214,755            4,723,720
--------------------------------------------------------------------------------------------------
                                                                                       $32,269,742
--------------------------------------------------------------------------------------------------
New Zealand - 1.2%
--------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand, Ltd. (Telecommunications -
Wireline)                                                           2,801,520           $6,581,274
--------------------------------------------------------------------------------------------------

Norway - 0.2%
--------------------------------------------------------------------------------------------------
DNB Holdings ASA (Banks & Credit Cos)(1)                              280,000           $1,059,362
--------------------------------------------------------------------------------------------------

Singapore - 1.2%
--------------------------------------------------------------------------------------------------
DBS Group Holdings, Ltd. (Financial Services)                         182,000           $1,005,872
--------------------------------------------------------------------------------------------------
United Overseas Bank, Ltd. (Banks & Credit Cos.)                      896,000            5,364,652
--------------------------------------------------------------------------------------------------
                                                                                        $6,370,524
--------------------------------------------------------------------------------------------------
South Africa - 0.7%
--------------------------------------------------------------------------------------------------
Gold Fields, Ltd. (Metals & Mining)                                   161,200           $2,018,047
--------------------------------------------------------------------------------------------------
Impala Platinum Holdings, Ltd. (Metals & Mining)                       27,600            1,676,978
--------------------------------------------------------------------------------------------------
                                                                                        $3,695,025
--------------------------------------------------------------------------------------------------
South Korea - 0.6%
--------------------------------------------------------------------------------------------------
Korea Tobacco & Ginseng Corp. (Tobacco)(2)                            490,740           $3,443,179
--------------------------------------------------------------------------------------------------

Spain - 3.6%
--------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                176,600           $4,185,177
--------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric)                                 356,750            5,467,156
--------------------------------------------------------------------------------------------------
Telefonica S.A. (Telecommunications)                                1,017,700            9,870,978
--------------------------------------------------------------------------------------------------
                                                                                       $19,523,311
--------------------------------------------------------------------------------------------------
Sweden - 0.9%
--------------------------------------------------------------------------------------------------
Alfa Laval (Engineering & Construction)(1)                            388,570           $3,269,060
--------------------------------------------------------------------------------------------------
Capio AB (Healthcare)                                                 224,370            1,412,427
--------------------------------------------------------------------------------------------------
                                                                                        $4,681,487
--------------------------------------------------------------------------------------------------
Switzerland - 10.4%
--------------------------------------------------------------------------------------------------
Converium Holding AG (Insurance)                                      147,865           $6,375,560
--------------------------------------------------------------------------------------------------
Givaudan S.A. (Chemicals)                                               3,910            1,603,689
--------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Beverage Products)                                 40,056            8,066,751
--------------------------------------------------------------------------------------------------
Novartis AG (Medical & Health Products)                               549,020           20,169,074
--------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                               151,684            7,390,623
--------------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical & Health Products)                       7,455            4,124,557
--------------------------------------------------------------------------------------------------
UBS AG (Financial Services)                                           191,656            8,044,575
--------------------------------------------------------------------------------------------------
                                                                                       $55,774,829
--------------------------------------------------------------------------------------------------
United Kingdom - 25.5%
--------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Medical & Health Products)                     416,110          $13,409,259
--------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)(1)                                              767,351            4,778,391
--------------------------------------------------------------------------------------------------
BHP Billiton PLC (Metals & Mining)                                  1,364,770            7,086,635
--------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Oils)                                              532,054           20,276,578
--------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcasting)                     499,510            4,939,877
--------------------------------------------------------------------------------------------------
BT Group PLC (Telecommunications)(1)                                1,590,290            4,091,295
--------------------------------------------------------------------------------------------------
Diageo PLC (Food & Beverage Products)(1)                              999,487            9,907,963
--------------------------------------------------------------------------------------------------
Easy Jet PLC (Airlines)(1)                                            393,500            1,176,427
--------------------------------------------------------------------------------------------------
Intertek Testing Servicing PLC (Business Services)                    684,690            3,700,730
--------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                            633,953            3,551,189
--------------------------------------------------------------------------------------------------
Kingfisher PLC (Retail)                                             2,121,900            7,637,526
--------------------------------------------------------------------------------------------------
Lonmin PLC (Metals & Mining)                                          213,920            2,778,658
--------------------------------------------------------------------------------------------------
Marks & Spencer Group PLC (Retail)                                    833,270            4,005,564
--------------------------------------------------------------------------------------------------
Next PLC (Retail)                                                     647,688            8,153,095
--------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)(1)                  310,660            4,893,123
--------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)(1)                        1,137,740           $8,297,733
--------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Cos.)(1)             673,750           15,403,913
--------------------------------------------------------------------------------------------------
Standard Chartered PLC (Banks & Credit Cos.)(1)                       490,341            5,377,713
--------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications)                             4,290,700            7,679,735
--------------------------------------------------------------------------------------------------
                                                                                      $137,145,404
--------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                  $509,737,497
--------------------------------------------------------------------------------------------------

U.S. Stocks - 0.4%
--------------------------------------------------------------------------------------------------
Business Services - 0.4%
--------------------------------------------------------------------------------------------------
Manpower, Inc.                                                         78,980           $2,398,623
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $542,984,561)                                          $512,136,120
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.6%
--------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 3/03/03,
at Amortized Cost                                                     $14,101          $14,099,934
--------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 12.8%
--------------------------------------------------------------------------------------------------
                                                                       SHARES
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                                 68,571,682          $68,571,682
--------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.1%
--------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
                                                             (000 Omitted)
--------------------------------------------------------------------------------------------------
Morgan Stanley, dated 2/28/03, due 3/03/03, total to be
received $5,713,633 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                                $5,713           $5,713,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $631,369,177)                                     $600,520,736
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (11.7)%                                               (62,845,579)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $537,675,157
--------------------------------------------------------------------------------------------------

(1) Non-income producing security.
(2) SEC Rule 144A restriction.

See notes to financial statements.



---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS               STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 2/28/03

ASSETS

Investments, at value, including $65,189,741 of
securities on loan (identified cost, $631,369,177)            $600,520,736
---------------------------------------------------------------------------------------------------
Cash                                                                   691
---------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $1,308)                 1,557
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                 10,237,696
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  3,922,175
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                1,054,256
---------------------------------------------------------------------------------------------------
Other assets                                                            18
---------------------------------------------------------------------------------------------------
Total assets                                                                           $615,737,129
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                               $7,177,689
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               2,285,970
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      68,571,682
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    14,556
---------------------------------------------------------------------------------------------------
  Reimbursement fee                                                  5,856
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       5,988
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   231
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $78,061,972
---------------------------------------------------------------------------------------------------
Net assets                                                                             $537,675,157
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $707,129,656
---------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies                (30,841,905)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                 (137,116,618)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                 (1,495,976)
---------------------------------------------------------------------------------------------------
Net assets                                                                             $537,675,157
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                55,418,483
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
  Net assets                                                  $310,844,676
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            31,971,107
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $9.72
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$9.72)                                                 $10.31
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $73,882,582
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             7,801,683
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.47
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $37,999,074
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             4,019,724
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.45
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                  $114,614,947
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            11,591,419
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $9.89
---------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                      $216,131
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                22,224
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $9.73
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares
  Net assets                                                       $48,594
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 5,003
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $9.71
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$9.71)                                                 $10.30
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $18,068
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,910
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.46
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $51,085
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 5,413
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.44
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, 529A, Class B, 529B, Class C and
529C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                   STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDING 2/28/03

NET INVESTMENT LOSS

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                     $3,303,274
---------------------------------------------------------------------------------------------------
  Interest                                                         216,570
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                          (383,537)
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $3,136,307
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                $2,291,713
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                             2,743
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  228,970
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           517,727
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           389,247
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           202,563
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                84
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                             47
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                             51
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            124
---------------------------------------------------------------------------------------------------
  Program manager expense (Class 529A)                                  33
---------------------------------------------------------------------------------------------------
  Program manager expense (Class 529B)                                  13
---------------------------------------------------------------------------------------------------
  Program manager expense (Class 529C)                                  31
---------------------------------------------------------------------------------------------------
  Administrative fee                                                14,151
---------------------------------------------------------------------------------------------------
  Custodian fee                                                    392,369
---------------------------------------------------------------------------------------------------
  Printing                                                          42,309
---------------------------------------------------------------------------------------------------
  Postage                                                           62,389
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     17,680
---------------------------------------------------------------------------------------------------
  Legal fees                                                         2,352
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    344,493
---------------------------------------------------------------------------------------------------
Total expenses                                                  $4,509,089
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                             (38,946)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                     (151,821)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $4,318,322
---------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(1,182,015)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                     $(16,011,963)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                   (232,677)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                          $(16,244,640)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                 $(31,904,032)
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                         2,893
---------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                           $(31,901,139)
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
foreign currency                                                                      $(48,145,779)
---------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                $(49,327,794)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET
                               ASSETS

------------------------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

                                                                     SIX MONTHS               YEAR
                                                                       ENDING                ENDING
                                                                       2/28/03               8/31/02
                                                                     (UNAUDITED)

OPERATIONS
Net investment loss                                                  $(1,182,015)            $(910,502)
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                         (16,244,640)          (65,545,423)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                          (31,901,139)           11,545,774
-----------------------------------------------------------------   ------------          ------------
Decrease in net assets from operations                              $(49,327,794)         $(54,910,151)
-----------------------------------------------------------------   ------------          ------------
Net increase in net assets from fund share transactions             $129,651,314          $132,371,313
-----------------------------------------------------------------   ------------          ------------
Total increase in net assets                                         $80,323,520           $77,461,162
-----------------------------------------------------------------   ------------          ------------

NET ASSETS

At beginning of period                                              $457,351,637          $379,890,475
------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss of
$1,495,976 and $313,961, respectively)                              $537,675,157          $457,351,637
------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund. Financial
Highlights - continued

                                  SIX MONTHS                                     YEAR ENDING 8/31
                                    ENDING          ----------------------------------------------------------------------------
                                   2/28/03                2002             2001             2000            1999          1998
CLASS A                          (UNAUDITED)
Net asset value, beginning
of period                         $10.78               $12.25           $16.19           $12.47          $10.24          $10.95
--------------------------------------------------------------------------------------------------------------------------------

OPERATIONS(2)
  Net investment income
  (loss)(1)                       $(0.02)              $(0.00)(5)       $(0.00)(5)        $0.30           $0.03           $0.03
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                         (1.04)               (1.47)           (3.44)            3.78            2.36            0.35
-------------------------------   ------               ------           ------            -----           -----           -----
Total from investment
operations                        $(1.06)              $(1.47)          $(3.44)           $4.08           $2.39           $0.38
-------------------------------   ------               ------           ------            -----           -----           -----

DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment income       $  --                $  --           $(0.09)          $(0.02)         $(0.01)         $(0.05)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions               --                   --            (0.34)           (0.34)          (0.15)          (1.04)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                   --                   --            (0.00)(5)           --              --              --
-------------------------------   ------               ------           ------            -----           -----           -----
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                        --                   --            (0.07)              --              --              --
-------------------------------   ------               ------           ------            -----           -----           -----
  Total distributions
  declared to shareholders         $  --                $  --           $(0.50)          $(0.36)         $(0.16)         $(1.09)
-------------------------------   ------               ------           ------            -----           -----           -----
Net asset value, end
of period                          $9.72               $10.78           $12.25           $16.19          $12.47          $10.24
-------------------------------   ------               ------           ------            -----           -----           -----
Total return(3) (%)                (9.74)(6)           (12.00)          (21.76)           33.00           23.53            3.92
--------------------------------------------------------------------------------------------------------------------------------


                                  SIX MONTHS                                     YEAR ENDING 8/31
                                    ENDING          ----------------------------------------------------------------------------
                                   2/28/03                2002             2001             2000            1999          1998
CLASS A                          (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(4)                         1.77(7)              1.77             1.76             1.77            1.72            1.76
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                             (0.39)(7)            (0.02)           (0.02)            1.91            0.27            0.28
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    47                  153              131              123             136              89
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                   $310,845             $313,418         $240,231         $109,310         $16,839          $3,741
--------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income
(loss)                            $(0.02)              $(0.01)          $(0.01)           $0.29          $(0.05)         $(0.19)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(4)                         1.84(7)              1.86             1.84             1.84            2.45            3.99
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                             (0.46)(7)            (0.11)           (0.10)            1.84           (0.46)          (1.94)
--------------------------------------------------------------------------------------------------------------------------------

2. Per share data are based on average shares outstanding.
3. Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
4. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
5. Per share amount was less than $(0.01).
6. Not annualized.
7. Annualized.

See notes to financial statements.

Financial Highlights - continued

                                  SIX MONTHS                                     YEAR ENDING 8/31
                                    ENDING          ----------------------------------------------------------------------------
                                   2/28/03                2002             2001             2000            1999          1998
CLASS B                          (UNAUDITED)
Net asset value, beginning
of period                         $10.54               $12.04           $15.98           $12.37          $10.21           $9.93
--------------------------------------------------------------------------------------------------------------------------------

OPERATIONS(2)
  Net investment income
  (loss)(1)                       $(0.05)              $(0.08)          $(0.10)           $0.18          $(0.04)         $(0.03)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                         (1.02)               (1.42)           (3.39)            3.77            2.35            0.31
-------------------------------   ------               ------           ------            -----           -----           -----
Total from investment
operations                        $(1.07)              $(1.50)          $(3.49)           $3.95           $2.31           $0.28
-------------------------------   ------               ------           ------            -----           -----           -----

DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment income       $  --                $  --           $(0.04)           $  --          $(0.00)(4)       $  --
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions               --                   --            (0.34)           (0.34)          (0.15)             --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                   --                   --            (0.00)(4)           --              --              --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                        --                   --            (0.07)              --              --              --
-------------------------------   ------               ------           ------            -----           -----           -----
Total distributions
declared to shareholders           $  --                $  --           $(0.45)          $(0.34)         $(0.15)          $  --
-------------------------------   ------               ------           ------            -----           -----           -----
Net asset value, end
of period                          $9.47               $10.54           $12.04           $15.98          $12.37          $10.21
----------------------------------------                  ---              ---              ---             ---             ---
Total return (%)                  (10.15)(5)           (12.46)          (22.27)           32.14           22.84            2.82(5)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                     YEAR ENDING 8/31
                                    ENDING          ----------------------------------------------------------------------------
                                   2/28/03                2002             2001             2000            1999          1998
CLASS B                          (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(3)                         2.42(6)              2.42             2.41             2.42            2.37            2.41(6)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                             (1.04)(6)            (0.69)           (0.71)            1.19           (0.36)          (0.29)(6)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    47                  153              131              123             136              89
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $73,883              $82,659          $82,135          $60,559         $10,683          $3,141
--------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income
(loss)                            $(0.06)              $(0.09)          $(0.11)           $0.17          $(0.12)         $(0.24)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(3)                         2.49(6)              2.51             2.49             2.49            3.10            4.56(6)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                             (1.11)(6)            (0.78)           (0.79)            1.12           (1.09)          (2.43)(6)
--------------------------------------------------------------------------------------------------------------------------------

2. Per share data are based on average shares outstanding.
3. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
4. Per share amount was less than $(0.01).
5. Not annualized.
6. Annualized.
7. For the period from the inception of Class B shares, January 2, 1998, through August 31, 1998.

See notes to financial statements.

Financial Highlights - continued

                                  SIX MONTHS                                     YEAR ENDING 8/31
                                    ENDING          ----------------------------------------------------------------------------
                                   2/28/03                2002             2001             2000            1999          1998
CLASS C                          (UNAUDITED)
Net asset value, beginning
of period                         $10.52               $12.02           $15.97           $12.36          $10.21           $9.93
--------------------------------------------------------------------------------------------------------------------------------

OPERATIONS(2)
  Net investment income
  (loss)(1)                       $(0.05)              $(0.08)          $(0.09)           $0.19          $(0.04)         $(0.01)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                         (1.02)               (1.42)           (3.40)            3.76            2.34            0.29
-------------------------------   ------               ------           ------            -----           -----           -----
Total from investment
operations                        $(1.07)              $(1.50)          $(3.49)           $3.95           $2.30           $0.28
-------------------------------   ------               ------           ------            -----           -----           -----

DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment income       $  --                $  --           $(0.05)           $  --          $(0.00)(4)       $  --
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions               --                   --            (0.34)           (0.34)          (0.15)             --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                   --                   --            (0.00)(4)           --              --              --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                        --                   --            (0.07)              --              --              --
-------------------------------   ------               ------           ------            -----           -----           -----
Total distributions
declared to shareholders           $  --                $  --           $(0.46)          $(0.34)         $(0.15)          $  --
-------------------------------   ------               ------           ------            -----           -----           -----
Net asset value, end
of period                          $9.45               $10.52           $12.02           $15.97          $12.36          $10.21
-------------------------------   ------               ------           ------            -----           -----           -----
Total return (%)                  (10.08)(5)           (12.48)          (22.27)           32.17           22.74            2.82(5)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                     YEAR ENDING 8/31
                                    ENDING          ----------------------------------------------------------------------------
                                   2/28/03                2002             2001             2000            1999          1998
CLASS C                          (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(3)                         2.42(6)              2.42             2.41             2.42            2.37            2.40(6)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                             (1.05)(6)            (0.09)           (0.10)            1.28           (0.33)          (0.10)(6)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    47                  153              131              123             136              89
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $37,999              $43,046          $47,375          $31,126          $3,802            $729
--------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income
(loss)                            $(0.06)              $(0.09)          $(0.10)           $0.18          $(0.12)         $(0.22)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(3)                         2.49(6)              2.51             2.49             2.49            3.10            4.55(6)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                             (1.12)(6)            (0.79)           (0.78)            1.21           (1.06)          (2.24)(6)
--------------------------------------------------------------------------------------------------------------------------------

2. Per share data are based on average shares outstanding.
3. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
4. Per share amount was less than $(0.01).
5. Not annualized.
6. Annualized.
7. For the period from the inception of Class C shares, January 2, 1998, through August 31, 1998.

See notes to financial statements.

Financial Highlights - continued
                                  SIX MONTHS                                     YEAR ENDING 8/31
                                    ENDING          ----------------------------------------------------------------------------
                                   2/28/03                2002             2001             2000            1999          1998
CLASS I                          (UNAUDITED)
Net asset value, beginning
of period                         $10.95               $12.39           $16.33           $12.55          $10.26          $10.95
--------------------------------------------------------------------------------------------------------------------------------

OPERATIONS(2)
  Net investment income(1)         $0.00(4)             $0.04            $0.03            $0.26           $0.05           $0.06
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency transactions            (1.06)               (1.48)           (3.46)            3.90            2.42            0.34
-------------------------------   ------               ------           ------            -----           -----           -----
Total from investment
operations                        $(1.06)              $(1.44)          $(3.43)           $4.16           $2.47           $0.40
-------------------------------   ------               ------           ------            -----           -----           -----

DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
  From net investment income       $  --                $  --           $(0.10)          $(0.04)         $(0.02)         $(0.05)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions               --                   --            (0.34)           (0.34)          (0.16)          (1.04)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                   --                   --            (0.00)(5)           --              --              --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency
  transactions                        --                   --            (0.07)              --              --              --
-------------------------------   ------               ------           ------            -----           -----           -----
Total distributions
declared to shareholders           $  --                $  --           $(0.51)          $(0.38)         $(0.18)         $(1.09)
-------------------------------   ------               ------           ------            -----           -----           -----
Net asset value, end
of period                          $9.89               $10.95           $12.39           $16.33          $12.55          $10.26
-------------------------------   ------               ------           ------            -----           -----           -----
Total return (%)                   (9.68)(6)           (11.62)          (21.49)           33.61           24.08            4.13
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                  SIX MONTHS                                     YEAR ENDING 8/31
                                    ENDING          ----------------------------------------------------------------------------
                                   2/28/03                2002             2001             2000            1999          1998
CLASS I                          (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(3)                         1.42(7)              1.42             1.41             1.42            1.37            1.40
--------------------------------------------------------------------------------------------------------------------------------
Net investment income               0.04(7)              0.38             0.25             1.66            0.47            0.53
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    47                  153              131              123             136              89
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                   $114,615              $18,207          $10,150          $10,398          $1,047          $1,199
--------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income
(loss)                            $(0.00)(5)            $0.03            $0.02            $0.25          $(0.03)         $(0.15)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(3)                         1.49(7)              1.51             1.49             1.49            2.10            3.55
--------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                             (0.03)(7)             0.29             0.17             1.59           (0.26)          (1.61)
--------------------------------------------------------------------------------------------------------------------------------

2. Per share data are based on average shares outstanding.
3. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
4. Per share amount was less than $0.01.
5. Per share amount was less than $(0.01).
6. Not annualized.
7. Annualized.

See notes to financial statements.

                                                                    FOR PERIOD
                                                             ENDING 2/28/03(4)
                                                                   (UNAUDITED)

CLASS R

Net asset value, beginning of period                                $10.38
------------------------------------------------------------------------------

OPERATIONS(2)
  Net investment loss(1)                                            $(0.00)(5)
------------------------------------------------------------------------------
  Net realized and unrealized loss on investments
  and foreign currency                                               (0.65)
------------------------------------------------------------------------------
Total from investment operations                                    $(0.65)
------------------------------------------------------------------------------
Net asset value, end of period                                       $9.73
------------------------------------------------------------------------------
Total return (%)                                                     (6.26)(6)
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(3)                                                           1.92(7)
------------------------------------------------------------------------------
Net investment loss                                                  (0.08)(7)
------------------------------------------------------------------------------
Portfolio turnover                                                      47
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $216
------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                 $(0.00)(5)
------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(3)                                                           1.99(7)
------------------------------------------------------------------------------
Net investment loss                                                  (0.15)(7)
------------------------------------------------------------------------------

2. Per share data are based on average shares outstanding.
3. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
4. For the period from the inception of Class R shares, December 31, 2002, through February 28, 2003.
5. Per share amount was less than $(0.01).
6. Not annualized.
7. Annualized.

See notes to financial statements.

                                                    SIX MONTHS      PERIOD
                                                      ENDING        ENDING
                                                       2/28/03     8/31/02(5)
CLASS 529A                                          (UNAUDITED)

Net asset value, beginning of period                  $10.78        $10.66
--------------------------------------------------------------------------------

OPERATIONS(2)
  Net investment loss(1)                              $(0.03)       $(0.00)(6)
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     (1.04)         0.12
---------------------------------------------------   ------        ------
Total from investment operations                      $(1.07)        $0.12
---------------------------------------------------   ------        ------
Net asset value, end of period                         $9.71        $10.78
---------------------------------------------------   ------        ------
Total return(3) (%)                                    (9.83)(7)      1.13(7)
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(4)                                             2.02(8)       2.02(8)
-------------------------------------------------------------------------------
Net investment loss                                    (0.66)(8)     (0.20)(8)
-------------------------------------------------------------------------------
Portfolio turnover                                        47           153
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $48           $11
-------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                   $(0.03)       $(0.00)(6)
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(4)                                             2.09(8)       2.11(8)
-------------------------------------------------------------------------------
Net investment loss                                    (0.73)(8)     (0.29)(8)
-------------------------------------------------------------------------------

2. Per share data are based on average shares outstanding.
3. Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
4. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
5. For the period from the inception of Class 529A shares, July 31, 2002, through August 31, 2002.
6. Per share amount was less than $(0.01).
7. Not annualized.
8. Annualized.

See notes to financial statements.

                                                    SIX MONTHS      PERIOD
                                                      ENDING        ENDING
                                                       2/28/03     8/31/02(5)
CLASS 529B                                          (UNAUDITED)

Net asset value, beginning of period                  $10.54        $10.42
-------------------------------------------------------------------------------

OPERATIONS(2)
  Net investment loss(1)                              $(0.06)       $(0.00)(5)
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     (1.02)         0.12
---------------------------------------------------   ------        ------
Total from investment operations                      $(1.08)        $0.12
---------------------------------------------------   ------        ------
Net asset value, end of period                         $9.46        $10.54
---------------------------------------------------   ------        ------
Total return (%)                                      (10.25)(6)      1.15(6)
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(3)                                             2.67(7)       2.67(7)
-------------------------------------------------------------------------------
Net investment loss                                    (1.31)(7)     (0.45)(7)
-------------------------------------------------------------------------------
Portfolio turnover                                        47           153
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $18            $5
-------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                   $(0.06)       $(0.00)(5)
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(3)                                             2.74(7)       2.76(7)
-------------------------------------------------------------------------------
Net investment loss                                    (1.38)(7)     (0.54)(7)
-------------------------------------------------------------------------------

2. Per share data are based on average shares outstanding.
3. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
4. For the period from the inception of Class 529B shares, July 31, 2002, through August 31, 2002.
5. Per share amount was less than $(0.01).
6. Not annualized.
7. Annualized.

See notes to financial statements.

                                                    SIX MONTHS      PERIOD
                                                      ENDING        ENDING
                                                       2/28/03     8/31/02(5)
CLASS 529C                                          (UNAUDITED)

Net asset value, beginning of period                  $10.52        $10.40
-------------------------------------------------------------------------------

OPERATIONS(2)
  Net investment loss(1)                              $(0.06)       $(0.00)(5)
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     (1.02)         0.12
---------------------------------------------------   ------        ------
Total from investment operations                      $(1.08)        $0.12
---------------------------------------------------   ------        ------
Net asset value, end of period                         $9.44        $10.52
---------------------------------------------------   ------        ------
Total return (%)                                      (10.27)(6)      1.15(6)
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(3)                                             2.67(7)       2.67(7)
-------------------------------------------------------------------------------
Net investment loss                                    (1.28)(7)     (0.45)(7)
-------------------------------------------------------------------------------
Portfolio turnover                                        47           153
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $51            $5
-------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                   $(0.06)       $(0.00)(5)
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses(3)                                             2.74(7)       2.76(7)
-------------------------------------------------------------------------------
Net investment loss                                    (1.35)(7)     (0.54)(7)
-------------------------------------------------------------------------------

2. Per share data are based on average shares outstanding.
3. Ratios do not reflect expense reductions from directed brokerage and certain expense offset arrangements.
4. For the period from the inception of Class 529C shares, July 31, 2002, through August 31, 2002.
5. Per share amount was less than $(0.01).
6. Not annualized.
7. Annualized.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $3,448 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $35,498 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended August 31, 2002 and August 31, 2001 was as follows:

                                                    8/31/02            8/31/01
Distributions declared from:
-------------------------------------------------------------------------------
  Ordinary income                                     $  --         $6,572,455
-------------------------------------------------------------------------------
  Long-term capital gain                                 --          2,997,715
-------------------------------------------------------------------------------
Total distributions declared                          $  --         $9,570,170
-------------------------------------------------------------------------------

The fund paid no distributions for the year ended August 31, 2002.

As of August 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                            $  --
      --------------------------------------------------------------
      Undistributed long-term capital gain                        --
      --------------------------------------------------------------
      Capital loss carryforward                         (62,340,460)
      --------------------------------------------------------------
      Unrealized depreciation                            (8,149,462)
      --------------------------------------------------------------
      Other temporary differences                       (49,636,783)
      --------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2009, ($4,216,806) and August 31, 2010 ($58,123,654).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the fund's average daily net assets.

The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At February 28, 2003, aggregate unreimbursed expenses amounted to $1,075,002.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                      0.0175%
      -------------------------------------------------------------
      Next $2.5 billion                                     0.0130%
      -------------------------------------------------------------
      Next $2.5 billion                                     0.0005%
      -------------------------------------------------------------
      In excess of $7 billion                               0.0000%
      -------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $18,862 and $278 for the six months ended February 28, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

               CLASS A  CLASS B CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Distribution
Fee              0.10%    0.75%   0.75%   0.25%     0.25%     0.75%     0.75%
-------------------------------------------------------------------------------
Service Fee      0.25%    0.25%   0.25%   0.25%     0.25%     0.25%     0.25%
-------------------------------------------------------------------------------
Total
Distribution
Plan             0.35%    1.00%   1.00%   0.50%     0.50%     1.00%     1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended February 28, 2003, amounted to:

                       CLASS A  CLASS B CLASS C CLASS 529A CLASS 529 BCLASS 529C

Service Fee Retained
by MFD                  $6,711      $97     $96       $10        $1      $ --
-------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended February 28, 2003, were as follows:

                       CLASS A  CLASS B CLASS C CLASS 529A CLASS 529B CLASS 529C

Total Distribution
Plan                     0.35%    1.00%   1.00%     0.50%     1.00%     1.00%
-------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2003, were as follows:

                              CLASS A   CLASS B  CLASS C CLASS 529B CLASS 529C

Contingent Deferred Sales
Charges Imposed               $2,604   $102,195  $3,466     $ --       $ --
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $325,280,351 and $210,662,793, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                $640,568,927
      -----------------------------------------------------------
      Gross unrealized depreciation                 $(52,065,963)
      -----------------------------------------------------------
      Gross unrealized appreciation                   12,017,772
      -----------------------------------------------------------
      Net unrealized depreciation                   $(40,048,191)
      -----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Six months ending                     Year ending
                                                   2/28/03                            8/31/02
                                            SHARES          AMOUNT             SHARES          AMOUNT

CLASS A SHARES
Shares sold                               14,101,342      $143,453,809       31,844,945      $365,208,111
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (11,193,053)     (114,687,770)     (22,397,326)     (256,099,002)
----------------------------------------------------------------------------------------------------------
Net increase                               2,908,289       $28,766,039        9,447,619      $109,109,109
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                1,153,918       $11,512,757        2,968,716       $34,071,924
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,196,605)      (11,848,186)      (1,945,974)      (22,287,384)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                      (42,687)        $(335,429)       1,022,742       $11,784,540
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                  816,725        $8,151,792        1,832,516       $20,595,011
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (889,636)       (8,832,113)      (1,681,281)      (18,870,999)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                      (72,911)        $(680,321)         151,235        $1,724,012
----------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                               10,468,479      $107,265,891        1,548,792       $17,947,298
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (540,302)       (5,693,337)        (705,097)       (8,215,328)
----------------------------------------------------------------------------------------------------------
Net increase                               9,928,177      $101,572,554          843,695        $9,731,970
----------------------------------------------------------------------------------------------------------

                                                Period ending
                                                 2/28/03(1)
                                          SHARES            AMOUNT

CLASS R SHARES
Shares sold                                   39,878          $401,267
-------------------------------------------------------------------------
Shares reacquired                            (17,654)         (176,668)
-------------------------------------------------------------------------
Net increase                                  22,224          $224,599
-------------------------------------------------------------------------

                                              Six months ending                     Year ending
                                                   2/28/03                          8/31/02(2)
                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529A SHARES
Shares sold                                    3,996           $41,263            1,034           $11,211
----------------------------------------------------------------------------------------------------------
Shares reacquired                                (27)             (279)              --                --
----------------------------------------------------------------------------------------------------------
Net increase                                   3,969           $40,984            1,034           $11,211
----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                    1,426           $14,155              506            $5,271
----------------------------------------------------------------------------------------------------------
Shares reacquired                                (22)             (220)              --                --
----------------------------------------------------------------------------------------------------------
Net increase                                   1,404           $13,935              506            $5,271
----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                    4,934           $49,164              500            $5,200
----------------------------------------------------------------------------------------------------------
Shares reacquired                                (21)             (211)              --                --
----------------------------------------------------------------------------------------------------------
Net increase                                   4,913           $48,953              500            $5,200
----------------------------------------------------------------------------------------------------------

(1) For the period from the inception of Class R shares, December 31, 2002, through February 28, 2003.

(2) For the period from the inception of Classes 529A, 529B and 529C shares, July 31, 2002, through
    August 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $1,620 which is based on the average daily unused portion of the line of credit is included in interest expense. The fund had no borrowings during the period.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Chairman                                                 Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and Chief Financial
Executive Officer and Director                           Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Vice
                                                         President
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                      JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and
Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1,
2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

DIRECTOR OF GLOBAL EQUITY RESEARCH
David A. Antonelli(1)


(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                             RIF-SEM-4/03 66.4M